Financial Instruments-Risk Management - Summary of Risk Categories of Borrower Internal Grades (Parenthetical) (Detail) - CAD ($)	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Loss protection related to derivatives transactions, net of related collateral	$ 0	$ 0